Product Name:                                   Aetos Capital Long Short Portfolio
                                                                                     As of July 31, 2007

Product Description:                            Aetos Capital’s Custom Long Short Portfolio is a tactically allocated portfolio with moderate to aggressive risk and return objectives, comprised of allocations to the Aetos Capital Long/Short
                                       Strategies Fund and the Aetos Capital Opportunities Fund, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy
                                       allocation, manager selection and portfolio monitoring where risk management   is integrated in
                                       every step.

Total Firm Assets1:                               $11,502MM

Total FoHF Assets:                               $4,385MM

Total Strategy Assets2 :                         $2,425MM – Separate Accounts
                                       $1,960MM – Funds/Portfolios

                                       $2,045MM – Portable Alpha3

Auditor:                                                     PricewaterhouseCoopers LLP

Custodian:                                                SEI Private Trust Company, Inc.

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

Quarterly

Redemptions

90 Days

Notice Period

1 Year (2 Years for Opportunities Fund)

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

5.00%

Performance Fee

0.75%

Management Fee

22.43%

7.10%

9.29%

22.65%

2 Year Cumulative Return

From Inception through 7/31/07:

11.89%

4.13%

2.75%

8.38%

Average Annualized Return

16.19%

5.56%

4.87%

14.50%

1 Year Return

39.61%

12.23%

11.89%

34.67%

3 Year Cumulative Return

-

-

-

0.16

Beta:  S&P 500 DRI Index

-

-

-

-0.05

Beta: Lehman Agg. Bond Comp. Index

-3.15%

-2.44%

-

-1.91%

Largest Calendar Qtr. Drawdown

0.82

0.37

-

1.74

Sharpe Ratio

11.14%

3.68%

0.46%

3.24%

Annualized Standard Deviation

S&P 500 DRI
Index

Lehman Agg. Bond
Composite Index

90-Day
Treasury Bills

Aetos Capital Long
Short Portfolio

As of 7/31/07:

3.32%

8.13%

1.14%

1.55%

0.83%

0.02%

0.73%

0.24%

-0.08%

-1.35%

0.99%

1.55%

0.02%

2.27%

2006

3.19%

0.13%

1.00%

-0.31%

0.53%

-1.08%

2002

-

9.75%

-

-

-

-

-

1.28%

0.80%

1.95%

1.71%

1.49%

0.47%

1.67%

2007

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

3.43%

8.90%

0.97%

1.10%

1.64%

-0.25%

1.11%

1.03%

1.35%

1.73%

1.86%

-0.27%

-0.63%

-1.02%

2003

3.59%

5.97%

1.06%

1.88%

1.02%

1.03%

-0.28%

-0.24%

0.29%

-0.21%

-1.46%

-0.32%

1.01%

2.09%

2004

3.06%

8.29%

1.52%

0.89%

-1.20%

1.15%

0.98%

1.18%

1.03%

1.09%

-0.70%

0.44%

1.69%

-0.02%

2005

Investment Performance6 (US$)

Opportunities

Fund: 25%

Long/Short

Fund: 75%

Current Target Allocation 4

Terms 5

        Assets Under Management:

                     1 Total Firm Assets:               Aetos Absolute Return – $4,385MM

                                                Aetos Fund Advisory - $387MM

                             Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

                             Aetos Capital Management Asia (Public/Private Asian Securities) - $210MM

                             AEA Investors, LLC (Private Equity) - $3,580MM

  2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                      Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                         Aetos Capital Growth Portfolio (moderate volatility)

                         Aetos Capital Long Short Portfolio (moderate volatility)

                    Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                    Separate Accounts: Direct investments made in the client's name with underlying managers

                    Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

5 Terms:

                       Terms associated with an investment in the Funds through the investment program described in the prospectuses

6 Investment Performance:

    The performance figures for the Aetos Capital Long Short Portfolio displayed herein from September 1, 2002 through July 31, 2007 reflect performance of a portfolio constituted of a 75% weighting to the Aetos Capital Long/Short Strategies Fund and 25% to the Aetos
Capital Opportunities Fund.  The Aetos Capital Opportunities Fund was launched on August 1, 2005. The performance shown for periods prior to August 1, 2005 is the actual performance of the Aetos Capital Long/Short Strategies Fund. Performance figures shown for the Proposed Long Short Portfolio are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.

    Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

    Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-
201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, L.P.  875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

4  Historical Allocations: